LONG-TERM PAYABLES (Details 2)	Dec. 31, 2016 CNY (¥)
2017	¥ 61,379,772
2018	39,341,865
2019	5,033,868
Total minimum lease payments	105,755,505
Less: Amount representing interest	(2,186,207)
Present value of net minimum lease payments	103,569,298
Current portion	59,553,667
Non-current portion	¥ 44,015,631